Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb. 14, 2011
Madrona Global Bond ETF (Prospectus Summary) | Madrona Global Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MADRONA GLOBAL BOND ETF
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Madrona Global Bond ETF (the "Fund") seeks investment results that exceed the price and yield performance of its benchmark, the Barclays Capital Aggregate
Bond Index.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund which are not reflected in the table below.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Fund performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. The
Fund does not pay transaction costs on in-kind creations or redemptions.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Most investors will incur customary brokerage commissions when buying or selling shares of the Fund which are not reflected in the table below.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired Fund Fees and Expenses" are based upon estimated amounts for the current fiscal year.
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights (and the Fund's financial statements) because the financial highlights include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in the Acquired Funds.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds.  This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included, your costs would be higher. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Madrona Funds, LLC ("Madrona" or the "Sub-Advisor") seeks to achieve the Fund's investment objective by selecting a portfolio of fixed income (bond)
exchange-traded funds (the "Underlying ETFs") and other exchange-traded products
("ETPs"), including but not limited to, exchange-traded notes ("ETNs"), exchange-traded currency trusts and exchange-traded commodity pools.  The Fund invests in ETFs that provide exposure to at least 12 distinct bond classes, including but not limited to short-term treasury bonds, municipal bonds, and high yield U.S. corporate bonds (sometimes referred to as "junk bonds"). The
Sub-Advisor will construct the Fund's portfolio using a weighted allocation system based on yield curve analysis of each bond category. The investment committee meets on a bi-weekly basis to monitor the Fund's portfolio and make allocation decisions. The investment committee uses third party analyst research and a proprietary fundamental process to make allocation decisions. Each major bond category will have a three percent minimum percentage inclusion in the
Fund's portfolio.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund is subject to a number of risks that may affect the value of its shares, including:

Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. (the
"Exchange") may result in a shareholder's inability to buy or sell shares of the
Fund on that day.

Exchange-Traded Investments Risk. The Fund may invest in ETFs and ETPs. While the risks of owning shares of an ETP or ETF generally reflect the risks of owning the underlying investments of the ETP or ETF, lack of liquidity in an ETP or ETF can result in its value being more volatile than the underlying portfolio investments.

Liquidity Risk. Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable.

Market Risk. Due to market conditions, the Fund's investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Trading Risk. Shares of the Fund may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand.

Underlying Fund Investment Risk. Through its investments in the Underlying ETFs or ETPs, the Fund will be subject to the risks associated with the Underlying
ETFs' or ETP's investments, including the possibility that the value of the securities or assets held by an Underlying ETF or ETP could decrease. These risks include any combination of the risks described below, although the Fund's exposure to a particular risk will be proportionate to the Fund's overall allocation and each Underlying ETF's or ETP's asset allocation.

  · Commodities Risk. The commodities industries can be significantly affected by the level and volatility of commodity prices; world events including international monetary and political developments; import controls and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

  · Concentration Risk. An Underlying ETF or ETP may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector.

  · Credit Risk. Certain of the Underlying ETFs or ETPs are subject to the risk that a decline in the credit quality of a portfolio investment could cause the
    Underlying ETF's or ETP's share price to fall. The Underlying ETFs and ETPs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

  · Fixed Income Risk.  An Underlying ETF's or ETP's investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the Underlying ETF or ETP to hold securities paying lower-than-market rates of interest, which could hurt the Fund's yield or share price.

  · High Yield Risk. An Underlying ETF or ETP may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities generally pay higher yields (greater income)
    than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments.

  · Income Risk. An Underlying ETF or ETP may derive dividend and interest income from certain of its investments. This income can vary widely over the short-
    and long-term. If prevailing market interest rates drop, distribution rates of an Underlying ETF's or ETP's income producing investments may decline which then may adversely affect the Fund's value.

  · Interest Rate Risk. An Underlying ETF's or ETP's investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an
    Underlying ETF's or ETP's yield will change over time. During periods when interest rates are low, an Underlying ETF's or ETP's yield (and total return)
    also may be low. To the extent that the investment adviser (or sub-adviser) of an Underlying ETF or ETP anticipates interest rate trends imprecisely, the
    Underlying ETF or ETP could miss yield opportunities or its share price could fall.

  · Investment Risk. An investment in an Underlying ETF or ETP is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
    Corporation or any other government agency. The Fund may experience losses with respect to its investment in an Underlying ETF or ETP. Further, there is no guarantee that an Underlying ETF or ETP will be able to achieve its objective.

As with any fund, there is no guarantee that the Fund will achieve its investment goal.

Risk, Lose Money	rr_RiskLoseMoney	The Fund is subject to a number of risks that may affect the value of its shares
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund is new and therefore does not have a performance history for a full calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Madrona Global Bond ETF (Prospectus Summary) | Madrona Global Bond ETF | Madrona Global Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Madrona Global Bond ETF | Madrona Global Bond ETF
Risk/Return:	rr_RiskReturnAbstract
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.50%
DISTRIBUTION (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none
OTHER EXPENSES	rr_OtherExpensesOverAssets	0.47%	[1]
ACQUIRED FUND FEES AND EXPENSES	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	1.17%	[3]
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[4]
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR REIMBURSEMENTS	rr_NetExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	369

[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	As a shareholder in certain underlying ETFs (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" are based upon estimated amounts for the current fiscal year.
[3]	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights (and the Fund's financial statements) because the financial highlights include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in the Acquired Funds.
[4]	The Advisor has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.95% of the Fund's average daily net assets until October 31, 2012. This agreement is limited to the Fund's direct operating expenses and, therefore, does not apply to "Acquired Fund Fees and Expenses." The expense limitation agreement (i) may be terminated at any time by the Board of Trustees and (ii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.